Basis of preparation	6 Months Ended
Jun. 30, 2023
Disclosure of interim financial reporting [Abstract]
Basis of preparation	Basis of preparation
The condensed consolidated interim financial statements in this report have been prepared in accordance with the historic cost convention except for certain financial instruments which are stated at fair value. The group prepares condensed consolidated interim financial statements for the six months ended 30 June and 31 December, and annual financial statements for the year ended 31 December. The group’s accounting policies used in the preparation of these condensed consolidated interim financial statements are consistent with those used in the annual financial statements for the year ended 31 December 2022.

The condensed consolidated interim financial statements of AngloGold Ashanti Limited (“AngloGold Ashanti” or the “Company”) have been prepared in compliance with the framework concepts and the measurement and recognition requirements of the International Financial Reporting Standard (“IFRS”), IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”), the South African Institute of Chartered Accountants (“SAICA”) Financial Reporting Guides as issued by the Accounting Practices Committee, the Financial Reporting Pronouncements as issued by the Financial Reporting Standards Council, the JSE Listings Requirements and in the manner required by the South African Companies Act, No. 71 of 2008 for the preparation of financial information of the group for the six months ended 30 June 2023. These condensed consolidated interim financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto as at and for the year ended 31 December 2022.